Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Numerator:
Net income attributable to Evoqua Water Technologies Corp.	$ (3,450)	$ 793	$ 12,503	$ (3,713)	$ 11,061	$ 1,503	$ 3,198	$ (13,599)	$ 6,135	$ 2,163	$ 11,639
Denominator:
Denominator for basic net income per common share—weighted average shares									113,944	104,964	104,254
Effect of dilutive securities:
Share‑based compensation									6,221	4,724	1,907
Denominator for diluted net loss per common share—adjusted weighted average shares									120,165	109,688	106,161
Basic (loss) earnings per common share (in dollars per share)	$ (0.03)	$ 0.01	$ 0.11	$ (0.03)	$ 0.11	$ 0.01	$ 0.03	$ (0.13)	$ 0.05	$ 0.02	$ 0.11
Diluted (loss) earnings per common share (in dollars per share)	$ (0.03)	$ 0.01	$ 0.10	$ (0.03)	$ 0.10	$ 0.01	$ 0.03	$ (0.13)	$ 0.05	$ 0.02	$ 0.11